S000082203 [Member] Investment Objectives and Goals - iShares LifePath Target Date 2045 ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iShares LifePath Target Date 2045 ETF Ticker: ITDEStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares LifePath Target Date 2045 ETF (the “2045 Fund” or the “Fund”) seeks to provide retirement outcomes through exposure to a broad portfolio of ETFs which adjusts its allocation as it approaches its target date.